TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2017	2016	2015
	$ million	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,125	1,042	1,003
Less: provision for bad and doubtful debts	(69)	(54)	(64)
Trade receivables – net	1,056	988	939
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	28	48	33
Other receivables	92	76	83
Prepayments	82	73	83
	1,258	1,185	1,138
Due after more than one year
Other non-current assets	16	–	–
	1,274	1,185	1,138

Schedule of trade receivables - net

	2017	2016	2015
	$ million	$ million	$ million
Past due not more than three months	225	142	154
Past due more than three months and not more than six months	65	51	45
Past due more than six months and not more than one year	66	70	57
Past due more than one year	105	54	53
	461	317	309
Neither past due nor impaired	664	725	694
Provision for bad and doubtful debts	(69)	(54)	(64)
Trade receivables – net	1,056	988	939

Schedule of movements in the provision for bad and doubtful debts

	2017	2016	2015
	$ million	$ million	$ million
At 1 January	54	64	47
Exchange adjustment	3	(3)	(3)
Acquisitions	1	–	–
Net receivables provided during the year	17	7	25
Utilisation of provision	(6)	(14)	(5)
At 31 December	69	54	64

Schedule of trade receivables denominated by currency

	2017	2016	2015
	$ million	$ million	$ million
US Dollar	418	416	362
Sterling	54	57	58
Euro	212	193	192
Other	372	322	327
Trade receivables – net	1,056	988	939